Derivative financial instruments - Cash flow and net investment hedging instruments which are carried on the balance sheet (Details) £ / shares in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) £ / shares	Dec. 31, 2020 GBP (£) £ / shares
Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	20,375
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine ineffectiveness	£ (2,438)	£ 1,412
Nominal amount | £ / shares	65,049	46,318
Cash flow hedges | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	9,896	27,160
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine ineffectiveness	£ (2,253)	£ 1,300
Nominal amount | £ / shares	59,957	42,520
Cash flow hedges | Interest rate risk | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	9,896	27,160
Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine ineffectiveness	£ 89	£ 70
Nominal amount | £ / shares	1,000	1,000
Cash flow hedges | Foreign exchange risk | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	0	0
Cash flow hedges | - Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine ineffectiveness	£ (274)	£ 42
Nominal amount | £ / shares	4,092	2,798
Cash flow hedges | - Inflation risk | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	0	0
Hedge of net investment in foreign operations | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine ineffectiveness	£ (91)	£ 94
Nominal amount | £ / shares	9,356	5,623
Hedge of net investment in foreign operations | Foreign exchange risk | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	0	0
Derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	£ 155	£ 116
Hedging instrument, liabilities	(3)	0
Derivatives | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	0	47
Hedging instrument, liabilities	0	0
Derivatives | Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	155	67
Hedging instrument, liabilities	0	0
Derivatives | Cash flow hedges | - Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	0	2
Hedging instrument, liabilities	(3)	0
Derivatives | Hedge of net investment in foreign operations | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	37	25
Hedging instrument, liabilities	(4)	0
Loan liabilities | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Cash flow hedges | - Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Hedge of net investment in foreign operations | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	£ (6,933)	£ (4,832)